UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washigton, D.C. 20549

					Form 13F
				 Form 13F Cover Page
Report for the Calendar Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
					    [ ] adds new holdings entries.

Institutional Manager filing this report:
Name:		Groupama Asset Management N.A.
Address:	180 Maiden Lane
		New York, NY 10038-4925

The institutional investment manager filing this report and the person by whom it is signed hereby represtent that the person signing this report is authorized to submit, that all information contatined herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Kevin Dennean
Title:	Second Vice-President
Phone:	212-480-1900
Signature, Place and Date of Signing:
	Kevin Dennean	New York, New York	June 30, 1999

Report Type (Check only one.):
[x]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of other manageres reporting for this manager:
none
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:		0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$1,459,677

List of other included managers:
None

FORM 13F INFORMATION TABLE
			TITLE											    VOTING AUTHORITY
			OF			     VALUE     SHARES/   SH/PUT/  INVSTMT   OTHER
NAME OF ISSUER    CLASS   	 CUSIP     (x$1000)  PRN AMT   PRN CALL DSCRETN  -MANAGERS-    SOLE     SHARED   	  NONE
ADC TELECOM INC	COM		 000886101 	  3,591     78811	 SH 		SOLE							 78811
A T & T CORP	COM		 001957109   57,415   1028710	 SH 		SOLE		  	  610134			418576
ALTERA CORP		COM		 021441100    3,272     88875  SH 		SOLE							 88875
AMER. INT'L GROUP	COM		 026874107   37,171    396281	 SH 		SOLE			  238978			157303
BAUSCH & LOMB INC	COM		 071707103    3,522     46041	 SH 		SOLE							 46041
BERKS HATH CL A	COM		 084670108      689        10	 SH 		SOLE				10
BLACK & DECKER	COM		 091797100    3,488     55249	 SH 		SOLE							 55249
CHECK POINT TECH	COM		 162825103    3,334     62171	 SH 		SOLE							 62171
CIRCUIT CITY	COM		 172737108    1,772     38116	 SH 		SOLE							 38116
CISCO SYSTEMS INC	COM		 17275R102   72,813   1129973	 SH 		SOLE			  663341    		466632
CITIGROUP INC	COM		 172967101   60,409   1271778	 SH 		SOLE			  725877			545901
CLAIRE'S STORES   COM          179584107    3,325    129137	 SH 		SOLE			 	             	129137
COMPUTER SCIENCES	COM		 205363104   51,766    748193	 SH 		SOLE			  451313   			296880
COMVERSE TECH	COM PAR $.10 205862402    3,482     46120	 SH 		SOLE							 46120
CONVERGYS CORP	COM		 212485106    3,205    165407	 SH 		SOLE							165407
DAYTON HUDSON	COM		 239753106   55,012    846343	 SH 		SOLE			  517825			328518
DOLLAR GENERAL	COM		 256669102    3,469    119625	 SH 		SOLE							119625
ECI TELECOM LTD	ORD		 268258100    3,586    108048	 SH 		SOLE							108048
E M C CORP/MASS	COM		 268648102   64,084   1165156	 SH 		SOLE			  672873			492283
FED HOME LN MTGE 	COM		 313586109   48,967    717463	 SH 		SOLE			  429308			288155
FORD MOTOR CO	COM		 345370100   42,344    750286	 SH 		SOLE			  462684			287602
GENERAL ELECTRIC	COM		 369604103   58,127    514394	 SH 		SOLE			  302358			212036
GENZYME CORP -
  GENL DIVISION	COM GENL DIV 372917104	  3,133     64591	 SH 		SOLE							 64591
GENZYME SURGICAL
  PRODUCTS		COM		 372917609       51     11562	 SH 		SOLE							 11562
HARRAH'S ENT	COM		 413619107    1,765     80000	 SH 		SOLE							 80000
HOME DEPOT INC	COM		 437076102   62,526    970329	 SH 		SOLE		   	  582531			387798
IBM CORP		COM		 459200101      213      1650	 SH 		SOLE							  1650
LSI LOGIC CORP	COM		 502161102    3,452     74849	 SH 		SOLE							 74849
LEAR CORPORATION	COM		 521865105    3,405     68444	 SH 		SOLE							 68444
LOWE'S COMPANIES	COM		 548661107   57,682   1017545	 SH 		SOLE		   	  607293		      410252
LUCENT TECH INC	COM		 549463107   77,862   1154586	 SH 		SOLE		   	  649096		      505490
MCI WORLDCOM INC	COM		 55268B106   62,605    727435	 SH 		SOLE		   	  421078		      306357
MEAD CORP		COM		 582834107    3,411     81695	 SH 		SOLE						  	 81695
MICROSOFT CORP	COM		 594918104   54,991    609744	 SH 		SOLE		   	  371034			238710
MORGAN ST
DEAN WITTER & CO	COM NEW	 617446448   58,846    573411	 SH 		SOLE		   	  340530			232881
NOBLE DRILLING	COM		 655042109    3,702    188041	 SH 		SOLE							188041
NORTEL NETWORKS 	COM		 656569100   56,371    649338	 SH 		SOLE		   	  394058			255280
OMNICOM GROUP	COM		 681919106   65,106    813820	 SH 		SOLE		   	  492675			321145
PRAXAIR INC		COM		 74005P104    3,433     70145	 SH 		SOLE							 70145
RATIONAL SOFTWARE	COM NEW	 75409P202    3,245     98514	 SH 		SOLE							 98514
SCHERING-PLOUGH 	COM		 806605101   50,391    959823  SH 		SOLE		   	  581652			378171
SCIENTIFIC-ATL.	COM		 808655104    3,409     94685	 SH 		SOLE							 94685
SEALED AIR CORP	COM		 81211K100    3,436     52956	 SH 		SOLE						       52956
STAPLES INC		COM		 855030102   58,127   1878857	 SH 		SOLE		  	 1088033		      790824
SUN MICRO INC	COM		 866810104   58,342    847066	 SH 		SOLE		   	  510501		      336565
SYNOPSYS INC	COM		 871607107    3,384     61318	 SH 		SOLE							 61318
TELLABS INC		COM		 879664100   55,032    814540	 SH 		SOLE		   	  460299			354241
TYCO INTL LTD	COM		 902124106   61,522    649306	 SH 		SOLE		  	  382051			267255
UNUMPROVIDENT 	COM		 91529Y106    3,152     57564	 SH 		SOLE					             57564
XEROX CORP		COM		 984121103    2,564    889972	 SH 		SOLE		   	  548420			341552
YOUNG & RUBICAM	COM		 987425105    3,676     80900	 SH 		SOLE					 		 80900


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